Business Combinations - Additional Information (Detail) (CAD)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 17, 2014	Dec. 16, 2014	Dec. 31, 2013	Aug. 29, 2014	May 21, 2014	Jun. 10, 2014
Business Acquisition [Line Items]
Business acquisition, net loss attributable to noncontrolling interest	(2,000,000)
Goodwill	173,000,000			133,000,000
Class B Units [Member]
Business Acquisition [Line Items]
Business acquisition, net loss attributable to noncontrolling interest	(2,000,000)
Business acquisition, net loss attributable to noncontrolling interest subject to redemption	(1,000,000)
Norfolk Power [Member]
Business Acquisition [Line Items]
Percentage of common shares acquired					100.00%
Date of acquisition agreement	Aug. 29, 2014
Purchase price of acquisition					68,000,000
Goodwill	40,000,000
Goodwill, Expected Tax Deductible Amount	0
Revenues	18,000,000
Norfolk Power [Member] | Maximum [Member]
Business Acquisition [Line Items]
Net income	1,000,000
Woodstock Hydro [Member]
Business Acquisition [Line Items]
Percentage of common shares acquired						100.00%
Date of acquisition agreement	May 21, 2014
Purchase price of acquisition						29,000,000
Business acquisition, anticipated completion period	The transaction is anticipated to be completed in 2015.
Refundable deposit on acquisition	2,000,000
Haldimand Hydro [Member]
Business Acquisition [Line Items]
Percentage of common shares acquired							100.00%
Date of acquisition agreement	Jun. 10, 2014
Purchase price of acquisition							65,000,000
Business acquisition, anticipated completion period	The transaction is anticipated to be completed in 2015.
Refundable deposit on acquisition	3,000,000
B2M Limited Partnership [Member]
Business Acquisition [Line Items]
Business combination assets transferred			526,000,000
Percentage of common shares acquired		34.20%
Business acquisition, consideration paid		72,000,000
B2M Limited Partnership [Member] | Debt [Member]
Business Acquisition [Line Items]
Business combination assets transferred			316,000,000
Business combination percentage transferred			60.00%
B2M Limited Partnership [Member] | Equity [Member]
Business Acquisition [Line Items]
Business combination assets transferred			210,000,000
Business combination percentage transferred			40.00%